Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	IPO	Series A Preferred Stock	Series A-1 Preferred Stock	Class A Common Stock	Common Stock	Common Stock IPO	Additional Paid-in Capital	Additional Paid-in Capital IPO	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2013	$ (12,088)		$ 3	$ 5	$ 1	$ 10		$ 54,752		$ (66,885)	$ 26
Beginning Balance, shares at Dec. 31, 2013			3,129,084	5,225,879	1,164,105	10,203,325
Stock-based compensation	376							376
Issuance of common stock for acquisitions	6,851					$ 1		6,850
Issuance of common stock for acquisitions, shares						829,424
Cashless exercise of common stock warrant, shares						18,740
Exercise of stock options	225							225
Exercise of stock options, shares						185,768
Other comprehensive income (loss)	(68)										(68)
Net loss	(623)									(623)
Ending Balance at Dec. 31, 2014	(5,327)		$ 3	$ 5	$ 1	$ 11		62,203		(67,508)	(42)
Ending Balance, shares at Dec. 31, 2014			3,129,084	5,225,879	1,164,105	11,237,257
Stock-based compensation	1,522							1,522
Stock-based compensation, shares						6,023
Repurchase of common stock	(1,500)							(1,500)
Repurchase of common stock, shares						(173,913)
Issuance of common stock in initial public offering, net of issuance costs, shares		6,250,000
Exercise of stock options	$ 49							49
Exercise of stock options, shares	37,559					37,559
Other comprehensive income (loss)	$ 29										29
Net loss	(10,824)									(10,824)
Ending Balance at Dec. 31, 2015	(16,051)		$ 3	$ 5	$ 1	$ 11		62,274		(78,332)	(13)
Ending Balance, shares at Dec. 31, 2015			3,129,084	5,225,879	1,164,105	11,106,926
Stock-based compensation	3,101							3,101
Issuance of common stock in initial public offering, net of issuance costs		$ 66,103					$ 6		$ 66,097
Issuance of common stock in initial public offering, net of issuance costs, shares							6,250,000
Conversion of convertible preferred stock and Class A common stock into common stock			$ (3)	$ (5)	$ (1)	$ 9
Conversion of convertible preferred stock and Class A common stock into common stock, shares			(3,129,084)	(5,225,879)	(1,164,105)	9,519,068
Cashless exercise of common stock warrant, shares						100,683
Exercise of stock options	$ 750					$ 1		749
Exercise of stock options, shares	163,968					163,968
Exercise of common stock warrant	$ 25							25
Exercise of common stock warrant, shares						10,029
Other comprehensive income (loss)	(290)										(290)
Net loss	(11,286)									(11,286)
Ending Balance at Dec. 31, 2016	$ 42,352					$ 27		$ 132,246		$ (89,618)	$ (303)
Ending Balance, shares at Dec. 31, 2016						27,150,674